United States
                       Securities and Exchange Commission.
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perry Corp.
Address: 599 Lexington Avenue
         New York, New York 10022

13F File Number: 28-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lance Kravitz
Title: Compliance Officer
Phone: (212) 583-4182

Signature, Place and Date of Signing:


/s/ Lance Kravitz                   New York, NY                January 16, 2003
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Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[_]   13F NOTICE.

[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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      None.
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $10,419
                                        (thousands)

List of Other Included Managers:

None.
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See attached schedule
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
                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ------------ ---------  ------  ------
General Maritime Corp          Common Stock     Y2692M103  10,419  1,178,663  SH      SOLE    N/A          1,178,663   0       0